Employee benefit plans - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Pension plans, postretirement and other employee benefits [Line items]
Number of years required for payment	2 years
Excess percentage of the greater of the benefit obligation or the fair value of plan assets	10.00%
Average remaining service period of active participants	15 years
Accumulated benefit obligation	¥ 287,983	¥ 269,736
Fair value of plan assets	234,050	233,945	¥ 232,027
Expected contributions to plans	4,139
Contributions to the defined contribution pension plans	3,627	3,636	3,582
Contributions to overseas defined contribution pension plans	9,265	8,650	10,777
Health care benefit cost	8,082	8,138	7,147
Level 1 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	70,290	80,034
Level 2 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	105,496	96,702
Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	58,264	57,209	¥ 55,209
Amount of unrealized profit (loss) of Level 3 assets	¥ 423	(1,508)
Equities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Plan assets of domestic plans investments	17.00%
Fair value of plan assets	¥ 27,001	24,375
Equities [Member] | Level 1 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	27,001	24,375
Equities [Member] | Level 2 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Equities [Member] | Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Debt securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Plan assets of domestic plans investments	45.00%
Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Plan assets of domestic plans investments	20.00%
Fair value of plan assets	¥ 53,835	53,098
Life insurance company general accounts [Member] | Level 1 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Life insurance company general accounts [Member] | Level 2 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	53,835	53,098
Life insurance company general accounts [Member] | Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Other investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Plan assets of domestic plans investments	18.00%
Fair value of plan assets	¥ 40,679	31,856
Other investments [Member] | Level 1 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Other investments [Member] | Level 2 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	40,679	31,856
Other investments [Member] | Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Non-Japan plan [Member] | Level 1 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	3,407	3,239
Non-Japan plan [Member] | Level 2 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	166	140
Non-Japan plan [Member] | Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	37,893	37,021
Amount of unrealized profit (loss) of Level 3 assets	423	5,836
Overseas Subsidiaries [Member]
Pension plans, postretirement and other employee benefits [Line items]
Recognized asset for pension benefits	¥ 10,305	¥ 9,338